Schedule of Investments (unaudited) October 31, 2019	BlackRock MuniYield Arizona Fund, Inc. (MZA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 144.5%

Arizona — 139.0%

Corporate — 15.1%
County of Maricopa Arizona Pollution Control Corp., Refunding RB, Southern California Edison Co., Series A, 5.00%, 06/01/35	$2,305	$2,355,756
County of Pima Arizona IDA, RB, Tucson Electric Power Co. Project, Series A, 5.25%, 10/01/40	1,000	1,027,650
County of Pima Arizona IDA, Refunding RB, Tucson Electric Power Co. Project, Series A, 4.00%, 09/01/29	1,000	1,058,000
Salt Verde Financial Corp., RB, Senior:
5.50%, 12/01/29	2,000	2,608,340
5.00%, 12/01/37	2,500	3,353,000

		10,402,746

County/City/Special District/School District — 17.4%
County of Maricopa Arizona School District No. 28 Kyrene Elementary, GO, School Improvement Project of 2010, Series B:
5.50%, 07/01/29	480	554,818
5.50%, 07/01/30	400	462,348
County of Maricopa Arizona Unified School District No. 11 Peoria, GO, (AGM), 5.00%, 07/01/35	1,250	1,470,562
Phoenix-Mesa Gateway Airport Authority, RB, Mesa Project, AMT, 5.00%, 07/01/38	3,600	3,893,364
Town of Buckeye Arizona, RB, 5.00%, 07/01/43	4,000	4,657,920
Town of Queen Creek Arizona Excise Tax Revenue, RB, Series A, 5.00%, 08/01/42	750	917,408

		11,956,420

Education — 43.5%
Arizona Board of Regents, COP, Refunding, University of Arizona, Series C, 5.00%, 06/01/30	2,595	2,838,826
Arizona IDA, RB, Series A:
Doral Academy of Neveda — Fire Mesa & Red Rock Campus Projects, 5.00%, 07/15/49(a)	1,000	1,089,410
Lone Mountain Campus Project, 5.00%, 12/15/49(a)	250	273,128
NCCU Properties LLC North Carolina University Project (BAM), 5.00%, 06/01/49	2,500	2,967,050

Security	Par (000)	Value

Education (continued)
Arizona IDA, Refunding RB:
Academies of Math And Science, 5.00%, 07/01/37	$750	$886,897
Basis Schools, Inc. Projects, Series A, 5.13%, 07/01/37(a)	500	550,755
Odyssey Preparatory Academy Project, Series A, 5.50%, 07/01/52(a)	600	644,592
City of Phoenix Arizona IDA, RB:
Candeo School, Inc. Project, 6.63%, 07/01/33	500	566,765
Great Hearts Academies — Veritas Projects, 6.30%, 07/01/21(b)	500	541,995
Great Hearts Academies Projects, Series A, 5.00%, 07/01/44	2,000	2,155,360
Legacy Traditional Schools Projects, Series A, 6.75%, 07/01/44(a)	440	493,610
Legacy Traditional Schools Projects, Series A, 5.00%, 07/01/46(a)	500	530,710
City of Phoenix Arizona IDA, Refunding RB:
Basis Schools, Inc. Projects, 5.00%, 07/01/45(a)	1,000	1,063,930
Basis Schools, Inc. Projects, Series A, 5.00%, 07/01/46(a)	1,500	1,587,000
Downtown Phoenix Student Housing, LLC — Arizona State University Project, Series A, 5.00%, 07/01/42	1,750	2,015,177
Great Hearts Academies Projects, 5.00%, 07/01/46	500	546,120
Legacy Traditional School Projects, 5.00%, 07/01/45(a)	500	525,520
County of Maricopa Arizona IDA, RB, Reid Traditional Schools Projects, 5.00%, 07/01/47	1,000	1,097,210
County of Maricopa Arizona IDA, Refunding RB, Paradise Schools Projects, 5.00%, 07/01/47(a)	1,000	1,078,300
McAllister Academic Village LLC, Refunding RB, Arizona State University, 5.00%, 07/01/39	500	599,505
Northern Arizona University, RB, Stimulus Plan for Economic and Educational Development, 5.00%, 08/01/38	3,000	3,327,720
Student & Academic Services LLC, RB, (BAM), 5.00%, 06/01/39	1,400	1,571,612

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield Arizona Fund, Inc. (MZA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
Town of Florence, Inc. Arizona IDA, ERB, Legacy Traditional School Project, Queen Creek and Casa Grande Campuses, 6.00%, 07/01/43	$500	$545,385
University of Arizona, Refunding RB, 5.00%, 06/01/39	2,050	2,441,714

		29,938,291

Health — 27.7%
Arizona Health Facilities Authority, RB, Catholic Healthcare West, Series B-2 (AGM), 5.00%, 03/01/41	500	520,000
Arizona Health Facilities Authority, Refunding RB, Series A:
Phoenix Children’s Hospital, 5.00%, 02/01/42	1,000	1,061,470
Scottsdale Lincoln Hospitals Project, 5.00%, 12/01/42	2,785	3,159,694
City of Tempe Arizona IDA, Refunding RB, Friendship Village of Tempe, Series A, 6.25%, 12/01/42	500	525,980
County of Glendale Arizona IDA, Refunding RB:
Royal Oaks Life Care Community, 5.00%, 05/15/39	2,000	2,261,360
Terrace of Phoenix Project, 5.00%, 07/01/48	530	572,692
County of Maricopa Arizona IDA, Refunding RB:
Banner Health Obligation Group, 5.00%, 01/01/38	500	591,545
Banner Health Obligation Group, Series A, 4.00%, 01/01/41	3,000	3,294,840
HonorHealth, Series A, 4.13%, 09/01/42	750	832,973
HonorHealth, Series A, 5.00%, 09/01/42	1,000	1,195,140
County of Yavapai Arizona IDA, Refunding RB:
Northern Arizona Healthcare System, 5.25%, 10/01/26	1,000	1,072,450
Yavapai Regional Medical Center, 4.00%, 08/01/43	1,650	1,806,568
Tempe Industrial Development Authority, RB, Friendship Village of Tempe Project, 5.00%, 12/01/50	1,000	1,100,050

Security	Par (000)	Value

Health (continued)
University Medical Center Corp., Refunding RB, 6.00%, 07/01/21(b)	$1,000	$1,078,780

		19,073,542

Transportation — 4.2%
City of Phoenix Arizona Civic Improvement Corp., Refunding RB:
Junior Lien, Series A, 5.00%, 07/01/20(b)	1,000	1,024,970
Senior Lien, AMT, 5.00%, 07/01/32	700	780,612
City of Phoenix Civic Improvement Corp., Refunding RB, Junior Lien Airport, Series D, 4.00%, 07/01/40	1,000	1,106,080

		2,911,662

Utilities — 31.1%
City of Lake Havasu City Arizona Wastewater System Revenue, RB, Series B (AGM), 5.00%, 07/01/40	3,500	4,059,020
City of Mesa Arizona Utility System Revenue, RB, 5.00%, 07/01/42	3,000	3,678,480
City of Phoenix Civic Improvement Corp., ARB, AMT, Series A, 5.00%, 07/01/42	3,000	3,530,160
City of Phoenix Civic Improvement Corp., RB:
Junior Lien, Series A, 4.00%, 07/01/39	1,300	1,467,687
Series B (BHAC), 5.50%, 07/01/41	100	151,133
County of Pinal Arizona, RB, Pledged Revenue Obligations, 4.00%, 08/01/39	600	675,192
County of Pinal Arizona, Refunding RB, Electric District No. 3, 5.25%, 07/01/21(b)	2,500	2,667,000
County of Pinal Arizona IDA, RB, San Manuel Facility Project, 6.25%, 06/01/26	350	361,291
Salt River Project Agricultural Improvement & Power District, Refunding RB:
5.00%, 01/01/38	2,000	2,467,940

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield Arizona Fund, Inc. (MZA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Utilities (continued)
Series A, 5.00%, 12/01/41	$2,000	$2,319,580

		21,377,483

Total Municipal Bonds in Arizona		95,660,144

Puerto Rico — 5.5%

State — 3.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 4.75%, 07/01/53	332	342,418
Series A-1, 5.00%, 07/01/58	1,321	1,382,506
Series A-2, 4.33%, 07/01/40	157	159,075
Series A-2, 4.78%, 07/01/58	342	351,997

		2,235,996

Tobacco — 0.7%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	460	467,185

Utilities — 1.5%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	525	550,158
5.13%, 07/01/37	150	157,523
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 07/01/38	345	348,560

		1,056,241

Total Municipal Bonds in Puerto Rico		3,759,422

Total Municipal Bonds — 144.5% (Cost — $91,965,775)		99,419,566

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(c)

Arizona — 11.5%

Utilities — 11.5%
City of Mesa Arizona Utility System Revenue, RB, Utility System, 5.00%, 07/01/35	$3,000	$3,176,100
City of Phoenix Civic Improvement Corp., Refunding RB, Senior Lien, AMT, 5.00%, 07/01/43	4,000	4,740,680

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 11.5% (Cost — $7,349,928)		7,916,780

Total Long-Term Investments — 156.0% (Cost — $99,315,703)		107,336,346

	Shares

Short-Term Securities — 0.3%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.04%(d)(e)	198,017	198,037

Total Short-Term Securities — 0.3% (Cost — $198,032)		198,037

Total Investments — 156.3% (Cost — $99,513,735)		107,534,383

Other Assets Less Liabilities — 3.0%		1,938,380

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (5.1)%		(3,512,441)

VRDP Shares at Liquidation Value — (54.2)%		(37,160,150)

Net Assets Applicable to Common Shares — 100.0%		$68,800,172

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield Arizona Fund, Inc. (MZA)

(e)

During the period ended October 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	1,989,483	(1,791,466)	198,017	$198,037	$1,590	$(67)	$5

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

BHAC	Berkshire Hathaway Assurance Corp.

COP	Certificates of Participation

ERB	Education Revenue Bonds

GO	General Obligation Bonds

IDA	Industrial Development Authority

RB	Revenue Bonds

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts 10-Year U.S. Treasury Note	12	12/19/19	$1,564	$3,141
Long U.S. Treasury Bond	18	12/19/19	2,905	7,211
5-Year U.S. Treasury Note	4	12/31/19	477	904

				$11,256

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniYield Arizona Fund, Inc. (MZA)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee”) own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$107,336,346	$—	$107,336,346
Short-Term Securities	198,037	—	—	198,037

	$198,037	$107,336,346	$—	$107,534,383

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$11,256	$—	$—	$11,256

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(3,500,000)	$—	$(3,500,000)
VRDP Shares at Liquidation Value	—	(37,300,000)	—	(37,300,000)

	$—	$(40,800,000)	$—	$(40,800,000)